Document and Entity Information	Aug. 29, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4720320
Entity Address, Address Line One	18455 S. Figueroa Street
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	310
Local Phone Number	415-4807
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFIE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FFIEW
Security Exchange Name	NASDAQ